Trade, Other Payables and Financial Liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [line items]
Account payables	$ 63,461	$ 119,332
Account payables to related parties	2,970	14,086
Trade payable	66,431	133,418
Trade, other payables and financial liabilities	66,683	133,502
Others [member]
Trade and other payables [line items]
Other payables and financial liabilities	$ 252	$ 84